Description of business	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Description of business	Description of business
Alcon Inc. (the "Company") and the subsidiaries it controls (collectively "Alcon") is a leading eye care company. Alcon is a multinational company specializing in the research, development, manufacturing and marketing of a broad range of eye care products within two businesses: Surgical and Vision Care. Alcon is a stock corporation organized under the laws of Switzerland, domiciled in Fribourg, Switzerland, with global headquarters located in Geneva, Switzerland. The shares of the Company are listed on the SIX Swiss Stock Exchange ("SIX") and on the New York Stock Exchange ("NYSE") under the symbol “ALC”.
The Consolidated Financial Statements of Alcon are comprised of the Consolidated Balance Sheet as of December 31, 2022 and 2021 and the Consolidated Income Statement, Consolidated Statement of Comprehensive Income/(Loss), Consolidated Statement of Changes in Equity and Consolidated Statement of Cash Flows for each of the years ended December 31, 2022, 2021 and 2020.
The country of operation and percentage ownership of the legal entities with "Total assets" or "Net sales to third parties" in excess of $5 million included in the Consolidated Financial Statements are disclosed in Note 27.